Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions and Dispositions
3. Dispositions
In December 2014, Metropolitan Life Insurance Company distributed to MetLife, Inc., as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation (“NES”). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.